Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
As at September, 2015, the Company had the following capital commitments:
	2015	2016+	TOTAL
Vessels under construction	37,680,000	-	37,680,000
Loan commitment fees	66,652	-	66,652
Office space	21,731	28,818	50,549
	37,768,383	28,818	37,797,201